Expense Example	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum International Fund Class A Expense Example, with Redemption, 1 Year	Optimum International Fund Class A Expense Example, with Redemption, 3 Years	Optimum International Fund Class A Expense Example, with Redemption, 5 Years	Optimum International Fund Class A Expense Example, with Redemption, 10 Years	Optimum International Fund Class C Expense Example, with Redemption, 1 Year	Optimum International Fund Class C Expense Example, with Redemption, 3 Years	Optimum International Fund Class C Expense Example, with Redemption, 5 Years	Optimum International Fund Class C Expense Example, with Redemption, 10 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum International Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	692	940	1,207	1,967	300	618	1,062	2,296	99	309	536	1,190	688	928	1,187	1,924	296	606	1,042	2,254	95	296	515	1,143	725	1,041	1,380	2,334	334	723	1,239	2,655	133	417	723	1,589	715	1,010	1,327	2,221	324	691	1,185	2,544	123	384	665	1,466	704	979	1,275	2,114	312	659	1,132	2,440	111	351	610	1,350	552	769	1,003	1,675	283	566	975	2,116	82	255	444	990